Financial instruments and related risk management (Related risk management) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 947,365,000	$ 1,017,609,000
Financial liabilities	(2,053,773,000)	(2,394,884,000)
Gain (loss) on derivatives	(183,103,000)	37,791,000
Finance income	21,228,000	111,670,000
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	600,462,000	566,809,000	$ 1,143,674,000
Derivative assets	$ 103,000	28,467,000
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase or decrease in CAD$	5.00%
Currency risk [Member] | Cash And Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 418,968,000
Gain (loss), foreign exchange	20,948,000
Currency risk [Member] | Accounts receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	275,123,000
Gain (loss), foreign exchange	13,756,000
Currency risk [Member] | Accounts Payable And Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(325,504,000)
Gain (loss), foreign exchange	(16,275,000)
Currency risk [Member] | Net Foreign Currency Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	(140,334,000)
Gain (loss), foreign exchange	(163,978,000)
Interest rate risk [Member] | Interest rate swap contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivatives	(759,000)
Interest rate risk [Member] | Floating interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivatives	(2,629,000)
Credit risk [Member]
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	600,462,000	566,809,000
Accounts receivable	318,126,000	415,561,000
Derivative assets	$ 103,000	$ 28,467,000